Loans and Debentures - Schedule of Capitalized Borrowing Cost (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2024		Dec. 31, 2023	Dec. 31, 2022
Loans And Debentures
Costs of loans and debentures	R$ 1,066		R$ 1,083	R$ 975
Financing costs on intangible assets and contract assets	77	[1]	70
Net effect in income or loss	R$ 989		R$ 1,013	R$ 928

[1]	The average capitalization rate in 2024 was 11.13% (11.75% in 2023).